Cash and Cash Equivalents and Short-Term Deposits	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Short-Term Deposits [Abstract]
Cash and cash equivalents and short-term deposits
5.	Cash and cash equivalents and short-term deposits

($000s)	December 31, 2023	December 31, 2022
Cash and cash equivalents	82,438	46,150
Short-term deposits	-	81,690
	82,438	127,840

All of the cash and cash equivalents are held in a Canadian Schedule I bank. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.